Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

23. Commitments and Contingencies

Letter of Credit Reimbursement Obligation

As part of an agreement to service the loans in 11 securitization trusts, the Company has an obligation to reimburse a third party for the final $165.0 million drawn under LOCs issued by such third party as credit enhancements to such 11 securitization trust. The total amount available on these LOCs for all 11 securitization trusts was $268.6 million at June 30, 2014. The securitization trusts will draw on these LOCs if there are insufficient cash flows from the underlying collateral to pay the debt holders of the securitization trusts. Based on the Company’s estimates of the underlying performance of the collateral in the securitization trusts, the Company does not expect that the final $165.0 million of capacity under the LOCs will be drawn and, therefore, no liability for the fair value of this obligation has been recorded on the Company’s consolidated balance sheets, although actual performance may differ from this estimate in the future.

Mandatory Clean-Up Call Obligation

The Company is obligated to exercise the mandatory clean-up call obligations assumed as part of an agreement to acquire the rights to service the loans in the Non-Residual Trusts. The Company expects to call these securitizations beginning in 2017 and continuing through 2019. The total outstanding balance of the residential loans expected to be called at the respective call dates is $417.9 million.

Unfunded Commitments

Reverse Mortgage Segment

The Company had floating-rate reverse loans in which the borrowers have additional borrowing capacity of $903.8 million and similar commitments on fixed-rate reverse loans of $2.0 million at June 30, 2014. This additional borrowing capacity is primarily in the form of undrawn lines-of-credit, with the balance available on a scheduled or unscheduled payment basis. The Company also had short-term commitments to lend $78.9 million and commitments to purchase and sell loans totaling $7.0 million and $98.0 million, respectively, at June 30, 2014.

Originations Segment

The Company had short-term commitments to lend $3.4 billion and commitments to purchase loans totaling $11.6 million at June 30, 2014. In addition, the Company has commitments to sell $3.9 billion and purchase $504.7 million in mortgage-backed securities at June 30, 2014.

Charged-off Loans

On May 16, 2014, the Company entered into an agreement to acquire a portfolio of charged-off loans. Under the agreement, the seller may require the Company to acquire additional accounts with a maximum value of $7.0 million initially through September 9, 2014 and for each four month period thereafter. The agreement may be terminated for convenience subsequent to September 9, 2014 with a 60 day written notice. Refer to Note 2 for additional information on this portfolio acquisition.

Mortgage Origination Contingencies

The Company sells substantially all of its originated or purchased forward loans into the secondary market for securitization or to private investors as whole loans. The Company sells conventional conforming and government-backed forward loans through agency-sponsored securitizations in which mortgage-backed securities are created and sold to third-party investors. The Company also sells non-conforming forward loans to private investors. In doing so, representations and warranties regarding certain attributes of the loans are made to the third-party investor. Subsequent to the sale, if it is determined that the loans sold are in breach of these representations or warranties, the Company generally has an obligation to either: (i) repurchase the loan for the unpaid principal balance, accrued interest, and related advances; (ii) indemnify the purchaser; or (iii) make the purchaser whole for the economic benefits of the loan. The Company’s credit loss may be reduced by any recourse it has to correspondent lenders that, in turn, have sold such residential loans to the Company and breached similar or other representations and warranties.

The Company’s representations and warranties are generally not subject to stated limits of exposure. The current unpaid principal balance of loans sold by the Company to date represents the maximum exposure to repurchases related to representations and warranties.

The Company’s obligations vary based upon the nature of the repurchase demand and the current status of the residential loan. The Company’s estimate of the liability associated with representations and warranties exposure was $10.3 million at June 30, 2014 and is included in originations liability as part of payables and accrued liabilities on the consolidated balance sheet.

Litigation and Regulatory Matters

The Company, its subsidiaries and current and former officers and employees are involved in litigation, investigations and claims arising out of the normal conduct of its business. The Company estimates and accrues liabilities resulting from such matters based on a variety of factors, including outstanding legal claims, proposed settlements and assessments of pending or threatened litigation. These accruals are recorded when the costs are determined to be probable and are reasonably estimable. Facts and circumstances may change that could cause the actual liabilities to exceed the accrued amounts or that may require adjustments to the recorded liability balances in the future. The Company believes the estimate of the aggregate range of reasonably possible losses, in excess of reserves established, for the normal course of business proceedings, is from $0 to approximately $6.0 million at June 30, 2014.

The following is a description of certain litigation and regulatory matters.

In response to a CID from the FTC issued in November 2010 and a CID from the CFPB in September 2012, Green Tree Servicing has produced documents and other information concerning a wide range of its loan servicing operations. On October 7, 2013, the CFPB notified Green Tree Servicing that the CFPB’s staff was considering recommending that the CFPB take action against Green Tree Servicing for alleged violations of various federal consumer financial laws. On February 20, 2014, the FTC and CFPB staff advised Green Tree Servicing that they had sought authority to bring an enforcement action and negotiate a resolution related to alleged violations of various federal consumer financial laws. The Company’s understanding is that the CFPB staff now has authority to commence an action against Green Tree Servicing and that the FTC staff has authority to negotiate and would need further FTC approval to file such an action. In April 2014, Green Tree Servicing began discussions with the FTC and CFPB staffs to determine if a settlement of the proposed action can be achieved. Those discussions are ongoing. The FTC and CFPB staffs have indicated that as part of a settlement, they will seek injunctive relief in relation to Green Tree Servicing’s business practices, civil money penalties and equitable monetary relief of an undetermined amount. The Company is unable to predict whether a settlement of the proposed action can be achieved on terms acceptable to it, the FTC and the CFPB, and cannot predict the final terms of any such settlement. The Company cannot provide any assurance that the FTC and/or CFPB will not take legal action against the Company or that the allegations made by the FTC and/or CFPB or the commencement, settlement or other outcome of any such action will not have a material adverse effect on the Company’s reputation, business, business practices, prospects, results of operations or financial condition.

On October 2, 2013, the Company received a subpoena from the HUD Office of Inspector General requesting documents and other information concerning (i) the curtailment of interest payments on HECMs serviced or sub-serviced by RMS and (ii) RMS’s contractual arrangements with a third-party vendor for the management and disposition of real estate owned properties. The Company has produced certain materials to HUD in response to the subpoena. In May 2014, the Department of Justice informed the Company that it is working with HUD in investigating possible violations by RMS of federal law, including the False Claims Act. The Company is cooperating with this investigation and has been in contact with representatives of the Department of Justice and HUD. Resolutions of investigations or lawsuits, or findings of liability, under the False Claims Act may result in potentially significant financial consequences, including the payment of up to three times the actual damages sustained by the government and civil penalties. The Company cannot provide any assurance as to the outcome of the investigations by the Department of Justice and HUD or that any consequences will not have a material adverse effect on the Company’s reputation, business, prospects, financial condition and results of operations.

On March 7, 2014, a putative shareholder class action complaint was filed in the United States District Court for the Southern District of Florida against the Company, Mark O’Brien, Charles Cauthen, Denmar Dixon, Marc Helm and Robert Yeary captioned Beck v. Walter Investment Management Corp., et al., No. 1:14-cv-20880 (S.D. Fla.). On July 7, 2014, an amended class action complaint was filed. The amended complaint names as defendants the Company, Mark O’Brien, Charles Cauthen, Denmar Dixon, Keith Anderson, Brian Corey and Mark Helm, and is captioned Thorpe, et al. v. Walter Investment Management Corp., et al. No. 1:14-cv-20880-UU. The amended complaint asserts federal securities law claims against the Company and the individual defendants under Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder. Additional claims are asserted against the individual defendants under Section 20(a) of the Exchange Act. The amended complaint alleges that between May 9, 2012 and February 26, 2014 the Company and the individual defendants made material misstatements or omissions relating to the Company’s internal controls and financial reporting, the processes and procedures for compliance with applicable regulatory and legal requirements by Green Tree Servicing (including certain of the Company’s business practices that are being reviewed by the FTC and the CFPB), the liabilities associated with the Company’s acquisition of RMS and RMS’s internal controls. The complaint seeks class certification and an unspecified amount of damages on behalf of all persons who purchased the Company’s securities between May 9, 2012 and February 26, 2014. The Company cannot provide any assurance as to the disposition of the complaint or that such disposition will not have a material adverse effect on our reputation, business, prospects, results of operations or financial condition.

As various federal and state regulators continue to investigate perceived causes and consequences of the financial crisis, the Company expects that it may receive general information requests from other agencies. During the second quarter of 2014, the Company met with a working group representing the attorneys general and regulators of several states as well as representatives of the Office of the United States Trustee to discuss the business practices of Green Tree Servicing. At the meeting, the Company was informed of concerns about various loan servicing practices, including certain bankruptcy-related matters. The Company understands that members of this group have initiated an investigation of Green Tree Servicing’s loan servicing practices and expects to receive a CID in the near future. The Company cannot predict the timing, direction or outcome of any such investigations.

The Company is, and expects that it will continue to be, involved in litigation, arbitration, investigations, and claims in the ordinary course of business, including purported class actions and other legal proceedings challenging whether certain of its residential loan servicing practices and other aspects of its business, comply with applicable laws and regulatory requirements. These legal proceedings include, among other things, putative class action claims concerning “force-placed insurance,” the Fair Debt Collection Practices Act, the Telephone Consumer Protection Act, the Fair Credit Reporting Act, and other federal and state laws and statutes. The outcome of these legal proceedings is uncertain, and it is possible that adverse results in such proceedings (which could include penalties, punitive damages and injunctive relief affecting the Company’s business practices) and the terms of any settlements of such proceedings could have a material adverse effect on the Company’s reputation, business, prospects, results of operations or financial condition. In addition, cooperating in, defending and resolving these legal proceedings may consume significant amounts of management time and attention and could cause the Company to incur substantial legal, consulting and other expenses and to change the Company’s business practices, even in cases where there is no determination that the Company’s conduct failed to meet applicable legal or regulatory requirements.

Regulatory Contingencies

The Company services loans originated and securitized by the Company or one of its subsidiaries and also services loans on behalf of securitization trusts or other investors. The Company’s servicing obligations are set forth in industry regulations established by HUD and the FHA and in servicing and sub-servicing agreements with the applicable counterparties, such as Fannie Mae, Freddie Mac and other investors. Both the regulations and the servicing agreements provide that the servicer may be liable for failure to perform its servicing obligations and further provide remedies for certain servicer breaches.

Subsequent to the completion of the acquisition of RMS, the Company discovered a failure by RMS to record certain liabilities to HUD, FHA, and/or investors related to servicing errors by RMS. FHA regulations provide that servicers meet a series of event-specific timeframes during the default, foreclosure, conveyance, and mortgage insurance claim cycles. Failure to timely meet any processing deadline may stop the accrual of debenture interest otherwise payable in satisfaction of a claim under the FHA mortgage insurance contract and the servicer may be responsible to HUD for debenture interest that is not self-curtailed by the servicer, or for making the investor whole for any interest curtailed by FHA due to not meeting the required event-specific timeframes. The Company had a curtailment obligation liability of $60.4 million at June 30, 2014 related to the foregoing which reflects management’s best estimate of the probable lifetime claim. The curtailment liability is recorded in payables and accrued liabilities on the consolidated balance sheet. The Company assumed $46.0 million of this liability through the acquisition of RMS, which resulted in a corresponding offset to goodwill and deferred tax assets. During the six months ended June 30, 2014, the Company recorded a provision related to the curtailment liability of $0.8 million and collected $5.2 million from a prior servicer. The Company has potential financial statement exposure for an additional $120.7 million related to similar claims, which are reasonably possible, but which the Company believes are the responsibility of third parties (e.g., prior servicers and/or investors). The Company’s potential exposure to this additional risk relates to the possibility that such third parties may claim that the Company is responsible for the servicing liability or that the Company exacerbated an existing failure by the third party. The actual amount, if any, of this exposure is difficult to estimate and requires significant management judgment as curtailment obligations are an emerging industry issue. Moreover, the Company is and will continue to pursue mitigation efforts to reduce both the direct exposure and the reasonably possible third-party-related exposure.

Transactions with Walter Energy

The Company was part of the Walter Energy consolidated group prior to the spin-off from Walter Energy, the principal agent, on April 17, 2009. As such, the Company is jointly and severally liable with Walter Energy for any final taxes, interest, and/or penalties owed by the Walter Energy consolidated group during the time that the Company was a part of the Walter Energy consolidated group. However, in connection with the spin-off of the Company’s business from Walter Energy, the Company and Walter Energy entered into a Tax Separation Agreement dated April 17, 2009, pursuant to which Walter Energy is responsible for the payment of all federal income taxes (including any interest or penalties applicable thereto) of the consolidated group. Nonetheless, to the extent that Walter Energy is unable to pay any amounts owed, the Company could be responsible for any unpaid amounts including, according to Walter Energy’s most recent public filing on Form 10-Q, those relating to the following:

•	The IRS has filed a proof of claim for a substantial amount of taxes, interest, and penalties with respect to fiscal years ended August 31, 1983 through May 31, 1994. The public filing goes on to disclose that issues have been litigated in bankruptcy court and that an opinion was issued by the court in June 2010 as to the remaining disputed issues. The filing further states that the amounts initially asserted by the IRS do not reflect the subsequent resolution of various issues through settlements or concessions by the parties. Walter Energy believes that any financial exposure with respect to those issues that have not been resolved or settled by the Proof of Claim is limited to interest and possible penalties and the amount of tax assessed has been offset by tax reductions in future years. All of the issues in the Proof of Claim, which have not been settled or conceded, have been litigated before the Bankruptcy Court and are subject to appeal, but only at the conclusion of the entire adversary proceedings.

•	The IRS completed its audit of Walter Energy’s federal income tax returns for the years ended May 31, 2000 through December 31, 2005. The IRS issued 30-Day Letters to Walter Energy proposing changes to tax for these tax years which Walter Energy has protested. Walter Energy’s filing states that the disputed issues in this audit period are similar to the issues remaining in the above-referenced dispute and therefore Walter Energy believes that its financial exposure for these years is limited to interest and possible penalties.

•	While the IRS had completed its audit of Walter Energy’s federal income tax returns for the years 2006 to 2008 and issued 30-Day Letters to Walter Energy proposing changes to tax for these tax years which Walter Energy has protested, the IRS reopened the audit of these periods in 2012. Walter Energy’s filing states that the disputed issues in this audit period are similar to the issue remaining in the above-referenced dispute and therefore Walter Energy believes that its financial exposure for these years is limited to interest and possible penalties.

•	Walter Energy reports that the IRS is conducting an audit of Walter Energy’s tax returns filed for 2009 through 2012. Since examination is ongoing, Walter Energy cannot estimate the amount of any resulting tax deficiency or overpayment, if any.

Walter Energy believes that all of its current and prior tax filing positions have substantial merit and intends to defend vigorously any tax claims asserted and it believes that it has sufficient accruals to address any claims, including interest and penalties, and as a result, believes that any potential difference between actual losses and costs incurred and the amounts accrued would be immaterial.

Under the terms of the tax separation agreement between the Company and Walter Energy dated April 17, 2009, Walter Energy is responsible for the payment of all federal income taxes (including any interest or penalties applicable thereto) of the consolidated group, which includes the aforementioned claims of the IRS. However, to the extent that Walter Energy is unable to pay any amounts owed, the Company could be responsible for any unpaid amounts. The Tax Separation Agreement also provides that Walter Energy is responsible for the preparation and filing of any tax returns for the consolidated group for the periods when the Company was part of the Walter Energy consolidated group. This arrangement may result in conflicts between Walter Energy and the Company. In addition, the spin-off of the Company from Walter Energy was intended to qualify as a tax-free spin-off under Section 355 of the Code. The Tax Separation Agreement provides generally that if the spin-off is determined not to be tax-free pursuant to Section 355 of the Code, any taxes imposed on Walter Energy or a Walter Energy shareholder as a result of such determination, or Distribution Taxes, which are the result of the acts or omissions of Walter Energy or its affiliates, will be the responsibility of Walter Energy. However, should Distribution Taxes result from the acts or omissions of the Company or its affiliates, such Distribution Taxes will be the responsibility of the Company. The Tax Separation Agreement goes on to provide that Walter Energy and the Company shall be jointly liable, pursuant to a designated allocation formula, for any Distribution Taxes that are not specifically allocated to Walter Energy or the Company. To the extent that Walter Energy is unable or unwilling to pay any Distribution Taxes for which it is responsible under the Tax Separation Agreement, the Company could be liable for those taxes as a result of being a member of the Walter Energy consolidated group for the year in which the spin-off occurred. The Tax Separation Agreement also provides for payments from Walter Energy in the event that an additional taxable dividend is required to cure a REIT disqualification from the determination of a shortfall in the distribution of non-REIT earnings and profits made immediately following the spin-off. As with Distribution Taxes, the Company will be responsible for this dividend if Walter Energy is unable or unwilling to pay.

Except as set forth above, the Company cannot estimate reasonably possible losses arising from commitments and contingencies.

27.	Commitments and Contingencies

Mandatory Repurchase Obligation

The Company has a mandatory obligation to repurchase loans at par from an investor when loans become 90 days past due. The total loans outstanding and subject to being repurchased were $77.0 million at December 31, 2013. The Company has estimated the fair value of this contingent liability at December 31, 2013 as $8.2 million, which is included in payables and accrued liabilities on the consolidated balance sheet. The Company estimates that the undiscounted losses to be incurred from the mandatory repurchase obligation over the remaining lives of the loans are $10.1 million at December 31, 2013.

Professional Fees Liability Related to Certain Securitizations

The Company has a contingent liability related to payments for certain professional fees that it will be required to make over the remaining life of various securitization trusts, which are based in part on the outstanding principal balance of the debt issued by these trusts. At December 31, 2013, the Company estimated the fair value of this contingent liability at $6.6 million, which is included in payables and accrued liabilities on the consolidated balance sheet. The Company estimates that the gross amount of payments it expects to pay over the remaining lives of the securitizations is $8.5 million at December 31, 2013.

Letter of Credit Reimbursement Obligation

The Company has an obligation to reimburse a third party for the final $165.0 million in LOCs if drawn for an aggregate of eleven securitization trusts on the LOCs issued to these trusts by a third party. Seven of these securitization trusts were consolidated on the Company’s consolidated balance sheets due to the Company’s mandatory clean-up call obligation related to these trusts. The LOCs were issued by a third party as credit enhancements to these eleven securitizations and, accordingly, the securitization trusts will draw on these LOCs if there are insufficient cash flows from the underlying collateral to pay the debt holders. The total amount available on these LOCs for all eleven securitization trusts was $273.6 million at December 31, 2013. Based on the Company’s estimates of the underlying performance of the collateral in these securitizations, the Company does not expect that the final $165.0 million will be drawn, and therefore, no liability for the fair value of this obligation has been recorded on the Company’s consolidated balance sheets, although actual performance may differ from this estimate in the future. Refer to the Consolidated Variable Interest Entities section of Note 4 for additional information.

Mandatory Clean-Up Call Obligation

The Company is obligated to exercise the mandatory clean-up call obligations assumed as part of an agreement to acquire the rights to service the loans in the Non-Residual Trusts. The Company expects to call these securitizations beginning in 2017 and continuing through 2019. The total outstanding balance of the residential loans expected to be called at the respective call dates is $418.4 million. Refer to Note 4 and for additional information.

Unfunded Commitments

Reverse Mortgage Segment

The Company has floating-rate reverse loans in which the borrowers have additional borrowing capacity of $705.3 million, and similar commitments on fixed rate reverse loans of $25.9 million at December 31, 2013. This additional borrowing capacity is primarily in the form of undrawn lines of credit, with the balance available on a scheduled or unscheduled payment basis. The Company also has short-term commitments to lend $31.0 million and commitments to purchase and sell loans totaling $20.6 million and $126.8 million, respectively, at December 31, 2013.

Originations Segment

The Company also has short-term commitments to lend $2.2 billion and commitments to purchase loans totaling $7.9 million at December 31, 2013. The Company also has commitments to sell $2.9 billion and purchase $308.7 million in mortgage-backed securities at December 31, 2013.

Representations and Warranties

The Company sells and securitizes conventional conforming and federally-insured forward loans predominantly to GSEs, such as Fannie Mae. The Company may also sell residential loans, primarily those that do not meet criteria for whole loan sales to GSEs, through whole loan sales to private non-GSE purchasers. In doing so, representations and warranties regarding certain attributes of the loans are made to the GSE or the third-party purchaser. Subsequent to the sale or securitization, if it is determined that the loans sold are in breach of these representations or warranties, the Company generally has an obligation to either: (1) repurchase the loan for the unpaid principal balance, accrued interest, and related advances, (2) indemnify the purchaser, or (3) make the purchaser whole for the economic benefits of the loan.

The Company’s representations and warranties are generally not subject to stated limits of exposure. However, management believes that the current unpaid principal balance of loans sold by the Company to date represents the maximum exposure to repurchases related to representations and warranties.

The Company’s obligations vary based upon the nature of the repurchase demand and the current status of the residential loan. The Company’s estimate of the liability associated with risk and warranties exposure was $9.3 million at December 31, 2013 and is recorded in payables and accrued liabilities on the consolidated balance sheet.

Third-Party Services Agreements

The Company has entered into a third-party services agreement with ResCap as debtors in possession in the Chapter 11 case in the U.S. Bankruptcy Court, or the ResCap Estate, pursuant to which the ResCap Estate provided during the year ended December 31, 2013, on a short-term basis, certain services with regard to employees that the Company acquired in connection with its acquisition of the ResCap net assets. At December 31, 2013, these services are no longer provided.

Mortgage Servicing

The Company services loans originated and securitized by the Company or one of its subsidiaries and also services loans on behalf of securitization trusts or other investors. The Company’s servicing obligations are set forth in industry regulations established by HUD/FHA and in servicing and sub-servicing agreements with the applicable counterparties, such as Fannie Mae and other investors. Both the regulations and the servicing agreements provide that the servicer may be liable for failure to perform its servicing obligations and further provide remedies for certain servicer breaches.

Subsequent to the completion of the acquisition of RMS, the Company discovered a failure by RMS to record certain liabilities to HUD, FHA, and/or investors related to servicing errors by RMS. FHA regulations provide that servicers meet a series of event-specific timeframes during the default, foreclosure, conveyance, and mortgage insurance claim cycles. Failure to timely meet any processing deadline may stop the accrual of debenture interest otherwise payable in satisfaction of a claim under the FHA mortgage insurance contract and the servicer may be responsible to HUD for debenture interest that is not self-curtailed by the servicer, or for making the investor whole for any interest curtailed by FHA due to not meeting the required event-specific timeframes. The Company has a curtailment obligation liability of $53.9 million at December 31, 2013 related to the foregoing which reflects management’s best estimate of the probable lifetime claim. The curtailment liability is recorded in payables and accrued liabilities on the consolidated balance sheet. The Company assumed $46.0 million of this liability through the acquisition of RMS, which resulted in a corresponding offset to goodwill and deferred tax assets. The Company also recorded a provision related to the curtailment liability of $6.3 million for the year ended December 31, 2013, which is included in general and administrative expenses on the consolidated statements of comprehensive income (loss). The Company has potential financial statement exposure for an additional $119.1 million related to similar claims, which are reasonably possible, but which the Company believes are the responsibility of third parties (e.g., prior servicers and/or investors). The Company’s potential exposure to this additional risk relates to the possibility that such third parties may claim that the Company is responsible for the servicing liability or that the Company exacerbated an existing failure by the third party. The actual amount, if any, of this exposure is difficult to estimate and requires significant management judgment as curtailment obligations are an emerging industry issue. Moreover, the Company is and will continue to pursue mitigation efforts to reduce both the direct exposure and the reasonably possible third-party-related exposure.

Litigation

As discussed in Note 22, Walter Energy is in dispute with the IRS on a number of federal income tax issues. Walter Energy has stated in its public filings that it believes that all of its current and prior tax filing positions have substantial merit and that Walter Energy intends to defend vigorously any tax claims asserted. Under the terms of the tax separation agreement between the Company and Walter Energy dated April 17, 2009, Walter Energy is responsible for the payment of all federal income taxes (including any interest or penalties applicable thereto) of the consolidated group, which includes the aforementioned claims of the IRS. However, to the extent that Walter Energy is unable to pay any amounts owed, the Company could be responsible for any unpaid amounts.

On July 24, 2013, a putative shareholder class action complaint was filed in the United States District Court for the Middle District of Florida against the Company, Mark O’Brien, Charles Cauthen, Denmar Dixon, Marc Helm and Robert Yeary captioned Cummings, et al. v. Walter Investment Management Corp., et al., 8:13-cv-01916-JDW-TBM. The complaint asserted federal securities law claims against the Company and the individual defendants under Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder. Additional claims were asserted against the individual defendants under Section 20(a) of the Exchange Act. The complaint alleged that between May 9, 2012 and June 6, 2013 the Company and the individual defendants made material misstatements or omissions about the integrity of the Company’s financial reporting, including the reporting of expenses associated with certain financing transactions, and the liabilities associated with the Company’s acquisition of RMS. The complaint sought unspecified damages on behalf of the individuals or entities which purchased or otherwise acquired the Company’s securities from May 9, 2012 through June 6, 2013. On October 2, 2013, the plaintiff in the action filed a Notice of Voluntary Dismissal Without Prejudice. On October 3, 2013, the Court dismissed the action without prejudice and directed the clerk to close the case.

On October 2, 2013, the Company received a subpoena from the HUD Office of Inspector General requesting documents and other information concerning (i) the curtailment of interest payments on HECM loans serviced or sub-serviced by RMS and (ii) RMS’ contractual arrangements with a third-party vendor for the management and disposition of real estate owned properties. The Company is responding to the subpoena and at this stage does not have sufficient information to make an assessment of the outcome or impact of HUD’s investigation.

In response to a Civil Investigative Demand, or CID, from the Federal Trade Commission issued in November 2010 and a CID from the Consumer Financial Protection Bureau, or CFPB, in September 2012. Green Tree has produced documents and other information concerning a wide range of its operations. On October 7, 2013, the CFPB notified Green Tree, that the CFPB’s staff is considering recommending that the CFPB take action against Green Tree for alleged violations of various federal consumer financial laws. On February 20, 2014, the FTC and CFPB staff advised Green Tree that it has sought authority to bring an enforcement action and negotiate a resolution related to alleged violations of various federal consumer financial laws. The Company anticipates meeting with the staff in the near future to get a better understanding of the staff’s concerns and to see if the matter can be resolved. At this time, the Company does not have sufficient information to evaluate the merits of the potential enforcement action or to make an assessment of the likelihood or cost of any such resolution.

The Company is a party to a number of other lawsuits arising in the ordinary course of its business. While the results of such litigation cannot be predicted with certainty, the Company believes that the final outcome of such litigation will not have a materially adverse effect on the Company’s financial condition, results of operations, or cash flows.

Lease Obligations

The Company leases office space and office equipment under various operating lease agreements with terms expiring through 2020, exclusive of renewal option periods. Rent expense was $22.1 million, $12.3 million and $6.5 million for the years ended December 31, 2013, 2012 and 2011, respectively. Future minimum rental payments under operating leases at December 31, 2013 are as follows (in thousands):

2014	$22,262
2015	20,726
2016	17,439
2017	14,467
2018	7,585
Thereafter	5,273

Total	$87,752

Transactions with Walter Energy

Following the spin-off in 2009 from Walter Energy, the Company and Walter Energy have operated independently, and neither has any ownership interest in the other. In order to allocate responsibility for overlapping or related aspects of their businesses, the Company and Walter Energy entered into certain agreements pursuant to which the Company and Walter Energy assume responsibility for various aspects of their businesses and agree to indemnify one another against certain liabilities that may arise from their respective businesses, including liabilities related to certain tax and litigation exposure.